This amendment is being filed to add a statement which was inadvertently omitted from the original filing made on February 17, 2004. The statement which is on the 13F summary page is as follows. "Confidential Information has been omitted from the public form 13F and filed separately with the commission."

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [X]; Amendment Number: 2
     This Amendment (Check only one.):          [X] is a restatement.

                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Berkshire Hathaway Inc.
Address:     1440 Kiewit Plaza
             Omaha, NE 68131

Form 13F File Number: 28-4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Marc D. Hamburg
Title:       Vice President
Phone:       402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                Omaha, NE                   February 19, 2004
------------------------           ----------------            -----------------
[Signature]                        [City, State]               [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number        Name

     28-5194                     General Re - New England Asset Management, Inc.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       17
                                               ------------

Form 13F Information Table Entry Total:                  63
                                               ------------

Form 13F Information Table Value Total:        $ 34,795,446
                                               ------------
                                                 (thousands)

Confidential Information has been omitted from the public form 13F filed separately with the Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NO.  FORM 13F FILE NUMBER                              NAME
 1.         28-5678             Berkshire Hathaway Life Insurance Co. of Nebraska
 2.         28-                 BH Columbia Inc.
 3.         28-5676             BHG Life Insurance Co.
 4.         28-719              Blue Chip Stamps
 5.         28-554              Buffett, Warren E.
 6.         28-1517             Columbia Insurance Co.
 7.         28-2226             Cornhusker Casualty Co.
 8.         28-852              GEICO Corp.
 9.         28-101              Government Employees Ins. Corp.
10.         28-1066             National Fire & Marine
11.         28-718              National Indemnity Co.
12.         28-5006             National Liability & Fire Ins. Co.
13.         28-717              OBH Inc.
14.         28-2740             Plaza Investment Managers
15.         28-1357             Wesco Financial Corp.
16.         28-3091             Wesco Financial Ins. Co.
17.         28-3105             Wesco Holdings Midwest, Inc.

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                December 31, 2003

                                                                                           Column 6
                                                        Column 4      Column 5      Investment Discretion
                             Column 2   Column 3         Market      Shares or   ----------------------------
         Column 1            Title of    CUSIP           Value       Principal   (a)  (b) Shared- (c) Shared-
      Name of Issuer          Class      Number     (In Thousands)    Amount $   Sole   Defined      Other
      --------------          -----      ------     --------------    --------   ----   -------      -----
American Express Co.           Com     025816 10 9       830,781     17,225,400           X
                                                         385,581      7,994,634           X
                                                       5,799,941    120,255,879           X
                                                          93,716      1,943,100           X
                                                         202,165      4,191,687           X
American Standard Companies    Com     029712 10 6       325,462      3,232,000           X
Automatic Data Processing      Com     053015 10 3        56,076      1,415,700           X
Block H & R                    Com     093671 10 5       809,006     14,610,900           X
Coca Cola                      Com     191216 10 0        90,944      1,792,000           X
                                                          90,132      1,776,000           X
                                                         365,684      7,205,600           X
                                                       2,037,186     40,141,600           X
                                                       7,102,239    139,945,600           X
                                                         463,814      9,139,200           X
Comdisco Holding Co.           Com     200334 10 0        47,184      1,179,592           X
                                                          11,726        293,153           X
                                                             667         16,669           X
Costco Wholesale Corp.         Com     22160K 10 5       195,344      5,254,000           X
Dover Corp.                    Com     260003 10 8        79,500      2,000,000           X
First Data Corporation         Com     319963 10 4       328,720      8,000,000           X
Gannett Inc.                   Com     364730 10 1       308,190      3,456,600           X
Gap Inc.                       Com     364760 10 8       348,150     15,000,000           X
The Gillette Co.               Com     375766 10 2     2,203,800     60,000,000           X
                                                         763,984     20,800,000           X
                                                         235,072      6,400,000           X
                                                         235,072      6,400,000           X
                                                          29,384        800,000           X
                                                          58,768      1,600,000           X
HCA Inc.                        Com    404119 10 9       429,600     10,000,000           X
                                                         192,310      4,476,500           X
                                                          42,960      1,000,000           X
                                                      ----------
                                                      24,163,158
                                                      ----------


                                                           Column 8
                                                       Voting Authority
                                   Column 7        -------------------------
         Column 1                   Other              (a)       (b)    (c)
      Name of Issuer               Managers           Sole      Shared  None
      --------------               --------        -----------  ------  ----
American Express Co.         5, 2, 6, 13            17,225,400
                             5, 10, 13               7,994,634
                             5, 11, 13             120,255,879
                             5, 4, 13, 15, 16, 17    1,943,100
                             5, 13                   4,191,687
American Standard Companies  5, 8, 9, 11, 13, 14     3,232,000
Automatic Data Processing    5, 8, 9, 11, 13, 14     1,415,700
Block H & R                  5, 11, 13              14,610,900
Coca Cola                    5, 13                   1,792,000
                             5, 12, 13               1,776,000
                             5, 4, 13, 15, 16, 17    7,205,600
                             5, 2, 6, 13            40,141,600
                             5, 11, 13             139,945,600
                             5, 10, 13               9,139,200
Comdisco Holding Co.         5, 11, 13               1,179,592
                             5, 2, 6, 13               293,153
                             5, 10, 13                  16,669
Costco Wholesale Corp.       5, 11, 13               5,254,000
Dover Corp.                  5, 8, 9, 11, 13, 14     2,000,000
First Data Corporation       5, 8, 9, 11, 13, 14     8,000,000
Gannett Inc.                 5, 11, 13               3,456,600
Gap Inc.                     5, 8, 9, 11, 13, 14    15,000,000
The Gillette Co.             5, 11, 13              60,000,000
                             5, 2, 6, 13            20,800,000
                             5, 10, 13               6,400,000
                             5, 4, 13, 15, 16, 17    6,400,000
                             5, 12, 13                 800,000
                             5, 13                   1,600,000
HCA Inc.                     5, 8, 9, 11, 13, 14    10,000,000
                             5, 2, 6, 13             4,476,500
                             5, 13                   1,000,000

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                December 31, 2003

                                                                                           Column 6
                                                       Column 4      Column 5       Investment Discretion
                             Column 2   Column 3        Market       Shares or   ----------------------------
        Column 1             Title of    CUSIP          Value        Principal   (a)  (b) Shared- (c) Shared-
     Name of Issuer            Class     Number     (In Thousands)    Amount $   Sole   Defined     Other
     --------------            -----     ------     --------------    --------   ---- -----------  ----------
Iron Mountain Inc.             Com     462846 10 6         198,431   5,018,500             X
M & T Bank Corporation         Com     55261F 10 4         589,511   5,997,060             X
                                                            53,672     546,000             X
                                                            16,288     165,700             X
Moody's                        Com     615369 10 5         977,295  16,140,300             X
                                                           475,905   7,859,700             X
Mueller Industries             Com     624756 10 2          84,075   2,446,900             X
Nike Inc.                      Com     654106 10 3         410,760   6,000,000             X
Outback Steakhouse Inc.        Com     689899 10 2          82,562   1,867,500             X
Petrochina Co LTD              ADR     71646E 10 0           4,159      72,900             X
                                                            33,437     586,100             X
Sealed Air Corporation         Com     81211K 10 0          60,843   1,123,800             X
Shaw Communications Inc.       Cl B    82028K 20 0         341,440  22,000,000             X
Sun Trusts Banks Inc.          Com     867914 10 3         353,660   4,946,300             X
                                                            61,490     860,000             X
Torchmark Corp.                Com     891027 10 4           3,531      77,551             X
                                                            20,481     449,728             X
                                                            35,120     771,200             X
                                                            29,132     639,700             X
USG Corporation                Com     903293 40 5         107,705   6,500,000             X
Washington Post Co.            Cl B    939640 10 8         707,752     894,304             X
                                                           117,373     148,311             X
                                                           512,958     648,165             X
                                                            29,270      36,985             X
Wells Fargo & Co. Del          Com     949746 10 1         759,834  12,902,590             X
                                                            60,162   1,021,600             X
                                                             7,124     120,970             X
                                                            82,093   1,394,000             X
                                                           153,400   2,604,860             X
                                                         2,261,633  38,404,360             X
Wesco Finl Corp.               Com     950817 10 6       1,996,080   5,703,087             X
Zenith National Ins. Corp.     Com     989390 10 9           5,112     157,055             X
                                                    --------------
                                                        10,632,288
                                                    --------------

                GRAND TOTAL                         $   34,795,446
                                                    ==============

                                                             Column 8
                                                         Voting Authority
                                   Column 7        ---------------------------
        Column 1                    Other             (a)        (b)      (c)
     Name of Issuer                Managers           Sole      Shared    None
     --------------                --------        -----------  ------    ----
Iron Mountain Inc.           5, 8, 9, 11, 13, 14     5,018,500
M & T Bank Corporation       5 11, 13                5,997,060
                             5, 8, 9, 11, 13, 14       546,000
                             5, 10, 13                 165,700
Moody's                      5, 11, 13              16,140,300
                             5, 8, 9, 11, 13, 14     7,859,700
Mueller Industries           5, 11, 13               2,446,900
Nike Inc.                    5, 8, 9, 11, 13, 14     6,000,000
Outback Steakhouse Inc.      5, 8, 9, 11, 13, 14     1,867,500
Petrochina Co LTD            5, 11, 13                  72,900
                             5, 8, 9, 11, 13, 14       586,100
Sealed Air Corporation       5, 11, 13               1,123,800
Shaw Communications Inc.     5, 8, 9, 11, 13, 14    22,000,000
Sun Trusts Banks Inc.        5, 11, 13               4,946,300
                             5, 2, 6, 13               860,000
Torchmark Corp.              5, 1, 11, 13               77,551
                             5, 2, 6, 13               449,728
                             5, 11, 13                 771,200
                             5, 10, 13                 639,700
USG Corporation              5, 11, 13               6,500,000
Washington Post Co.          5, 11, 13                                  894,304
                             5, 1, 3, 7, 11, 13                         148,311
                             5, 10, 13                                  648,165
                             5, 12, 13                                   36,985
Wells Fargo & Co. Del        5, 2, 6, 13            12,902,590
                             5, 4, 13, 15, 16, 17    1,021,600
                             5, 10, 13                 120,970
                             5, 12, 13               1,394,000
                             5, 13                   2,604,860
                             5, 11, 13              38,404,360
Wesco Finl Corp.             5, 4, 13                5,703,087
Zenith National Ins. Corp.   5, 11, 13                 157,055